Assets Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements [Line Items]
Impairment losses of goodwill	¥ (7,281)	¥ (6,310)
Impairment of long-lived assets		(706)
Fair Value, Measurements, Nonrecurring
Assets:
Goodwill		3,897
Long-lived assets		353
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Goodwill		3,897
Long-lived assets		¥ 353